SCHEDULE 14A
                              Rule (14a-101)
                  INFORMATION REQUIRED IN PROXY STATEMENT

                         SCHEDULE 14A INFORMATION

        Proxy Statement Pursuant to Section 14(a) of the Securities
                           Exchange Act of 1934

Filed by the registrant     X
Filed by a party other than the registrant

Check the appropriate box:

     Preliminary proxy statement
 X   Definitive proxy statement
     Definitive additional materials
     Soliciting material pursuant to Rule 14a-11(c) or Rule 14a-12

                               NS Group, Inc.
              (Name of Registrant as Specified in Its Charter)

                               NS Group, Inc.
              (Name of Person(s) Filing Proxy Statement)

Payment of filing fee (Check the appropriate box):

  X   $125 per Exchange Act Rule 0-11(c)(1)(ii), 14a-6(i)(1), or 14a-
   (6)(i)(2).
      $500 per each party to the controversy pursuant to Exchange Act Rule 14a-6(i)(3).
      Fee computed on table below per Exchange Act Rules 14a-6(i)(4) and 0-11.

     (1) Title of each class of securities to which transaction applies:

     (2) Aggregate number of securities to which transactions applies:

     (3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11:1

     (4)  Proposed maximum aggregate value of transaction:

     Check box if any part of the fee is offset as provided by Exchange Act Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the form or schedule and the date of its filing.

     (1) Amount previously paid:

     (2) Form, schedule or registration statement no.:

     (3) Filing party:

     (4) Date filed:

1Set forth the amount on which the filing fee is calculated and state how it was determined.

                                Ninth & Lowell Streets
                                Newport, Kentucky  41072


                                NOTICE OF ANNUAL MEETING OF SHAREHOLDERS
                                To Be Held February 16, 1995



To the Shareholders of NS GROUP, INC.:

     The Annual Meeting of Shareholders of NS Group, Inc., a Kentucky corporation, will be held at the Metropolitan Club, 50 East RiverCenter Boulevard, Covington, Kentucky, on Thursday, February 16, 1995, at 10:30 a.m. Eastern Standard Time, for the following purposes:

     1.   To elect five directors of the Company;

     2.   To ratify the Board of Directors' appointment of Arthur
          Andersen LLP as the Company's independent public accountants for its fiscal year ending September 30, 1995; and

     3. To transact such other business as may properly be brought before the meeting, or any adjournment thereof.

     The close of business on December 12, 1994 has been fixed as the record date for determination of shareholders entitled to notice of and to vote at the Annual Meeting.

                         By order of the Board of Directors,


                         RONALD R. NOEL
                         Secretary

Newport, Kentucky
December 20, 1994


SHAREHOLDERS ARE URGED TO SIGN, DATE AND RETURN THE ENCLOSED
PROXY AS SOON AS POSSIBLE.  A POSTAGE PAID, RETURN ADDRESSED
ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.
                              NS GROUP, INC.
                          Ninth & Lowell Streets
                         Newport, Kentucky  41072


                              PROXY STATEMENT

     This Proxy Statement is being first mailed to shareholders on or about December 20, 1994 in connection with the solicitation of proxies to be used at the Annual Meeting of Shareholders of NS Group, Inc., a Kentucky corporation (the "Company"), to be held on Thursday, February 16, 1995, at 10:30 a.m. Eastern Standard Time at the Metropolitan Club, 50 East RiverCenter Boulevard, Covington, Kentucky, for the purposes set forth in the accompanying Notice of Annual Meeting.

           SOLICITATION AND REVOCATION OF PROXIES

     THE ACCOMPANYING PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF THE COMPANY. The solicitation of proxies will be by mail, except for incidental personal solicitation made by officers, directors and employees of the Company. The cost of preparing, assembling and mailing this Proxy Statement and any other material furnished to shareholders in connection with such solicitation, as well as the cost (expected to be nominal) of any such solicitation and the reasonable expenses of banks, brokers and other custodians, nominees and fiduciaries, who, at the request of the Company, shall mail such material to or otherwise communicate with beneficial owners, will be borne by the Company.

     Shares represented by duly executed proxies in the accompanying form which are received before the Annual Meeting and not subsequently revoked will be voted as described in "Voting and Other Matters" herein.

     Any shareholder giving a proxy has the power to revoke it in writing at any time prior to its exercise, but the revocation of a proxy is not effective until written notice thereof has been received by the Secretary of the Company.

                  VOTING SECURITIES

     Only holders of the Company's common stock, no par value (the "Common Stock") of record at the close of business on December 12, 1994 (the "Record Date") will be entitled to notice of, and to vote at, the Annual Meeting. As of the Record Date, there were 13,809,413 shares of Common Stock outstanding.


                      SECURITIES OWNERSHIP OF CERTAIN
                     BENEFICIAL OWNERS AND MANAGEMENT

     Under rules of the Securities and Exchange Commission, a beneficial owner of a security includes any person who directly or indirectly has or shares voting or investment power with respect to such security. Set forth below is certain information as of September 24, 1994, with respect to shares of Common Stock owned beneficially by each Director of the Company (each of whom is a nominee for Director), each executive officer of the Company, all Directors and executive officers of the Company as a group, and each person who, to the knowledge of the Company, beneficially owned more than 5% of the Common Stock on September 24, 1994.

                                Number of            Percentage
        Name                  Shares Owned            of Class

Directors, Nominees
and Executive Officers

Clifford R. Borland (1)         2,885,200 (2)           20.9
Ronald R. Noel (1)              1,143,452 (2)            8.3
John B. Lally (1)                 688,090 (3)            5.0
John R. Parker                    176,699 (2)(4)         1.3
Patrick J. B. Donnelly             99,375 (5)             .7
R. Glen Mayfield                  118,795                 .9
All Directors and Executive
Officers as a group
(6 persons)                     5,111,611 (2)           36.9

Other 5% Shareholders:

State of Wisconsin Investment
 Board (1)                      1,315,400                9.5
Pioneering Management
 Corporation (1)                  934,000                6.8
General Electric Capital
 Corporation (1)                  772,481 (6)            5.3
PMAC, Ltd. and certain other
 parties (7)                    1,705,881               11.0

(1) The address of Messrs. Borland and Noel is NS Group, Inc., Ninth and Lowell Streets, Newport, Kentucky 41072. The address of Mr. Lally is 100 South Wacker Drive, Suite 1830, Chicago, Illinois 60606. The address of the State of Wisconsin Investment Board is P.O. Box 7842, Madison, Wisconsin 53707. The address of Pioneering Management Corporation is 60 State Street, Boston, Massachusetts 02109-1820. The address of General Electric Capital Corporation ("GECC") is 260 Long Ridge Road, Stamford, Connecticut 06927.

(2) Includes, where applicable, shares of Common Stock (a) which may be acquired within 60 days of September 24, 1994 by Mr. Borland (18,200), Mr. Noel (13,900), Mr. Parker (14,700) and
all Directors and executive officers as a group (46,800) pursuant to the Company's Non-Qualified Stock Option and Stock Appreciation Rights Plan of 1988 and (b) owned by Mr. Noel (1,102), Mr. Parker (1,929) and all Directors and executive officers as a group (3,031) and held by the trustee of the NS Group, Inc. Salaried Employees' Flexible Compensation Plan, which shares are voted as directed by the participants to whose account they are allocated.

(3) Includes 50,855 shares owned by Mr. Lally's wife. Mr. Lally disclaims any beneficial interest in these shares.

(4)  Includes 80,000 shares owned by Mr. Parker's wife.
Mr. Parker disclaims any beneficial interest in these shares.

(5) Includes 32,850 shares owned by Mr. Donnelly's wife and 33,000 shares held by Mr. Donnelly's wife as custodian for their children. Mr. Donnelly disclaims any beneficial interest in these shares.

(6) Represents number of shares purchasable upon exercise of warrants, which have an exercise price of $8.00 per share.

(7) PMAC, Ltd. ("PMAC") is a Texas limited partnership for which PM Acquisition Corporation ("PM Corp.") is the general partner. PMAC, PM Corp. and certain other affiliated persons have filed a
Schedule 13D ("PMAC Schedule 13D") with the Securities and Exchange Commission indicating on the cover pages thereof the following ownership numbers and percentages, as updated from information provided by PMAC (some of which are duplicative as described below): PMAC (and PM Corp.), 882,352 (6.0%); R. Alpert, 1,335,293 (8.8%); R. E. Belfer, 370,588 (2.6%); R. A.
Belfer, 370,588 (2.6%). The shares listed in the PMAC Schedule 13D for R. Alpert include the shares listed for PMAC and PM Corp. (for which shares R. Alpert, PMAC and PM Corp. would share voting and dispositive power) and an additional 452,941 shares (for which R. Alpert would have sole voting and dispositive power).
R. E. Belfer and R. A. Belfer, as co-trustees of certain trusts, would share voting and dispositive power for 92,647 shares; R. E. Belfer, as sole trustee of certain other trusts, would hold sole voting and dispositive power for 92,647 shares; and R. A. Belfer, as sole trustee of a certain other trust, would hold sole voting and dispositive power for 185,294 shares. The cover pages for the Belfers in the PMAC Schedule 13D filed (and updated from information obtained from PMAC) indicates that each one shares voting and dispositive power for 370,588 shares.

All of the shares listed in the PMAC Schedule 13D represent shares issuable upon conversion of $29 million in convertible debentures, convertible at a price of $17 per share ("Convertible Debentures"), issued to PMAC in connection with the Company's purchase of the assets comprising Koppel Steel Corporation in 1990 ("Koppel Acquisition"). (Of such Convertible Debentures, $15 million, which are owned by PMAC (and PM Corp.), are held in escrow as security for contingent indemnification obligations of PMAC to the Company in connection with the Koppel Acquisition.)

The Convertible Debentures provide that, after the conversion into Common Stock of all of the Convertible Debentures, so long as PMAC or its affiliates own 60% of the shares issued upon conversion, the Company will take certain actions to provide for the election as a director of the Company of an individual chosen by PMAC (and approved by the Company). As of October 4, 1990, the Company agreed that R. A. Belfer would be acceptable as such director. The Convertible Debentures also provide that the holders of such Debentures, or the stock issuable upon conversion thereof, will vote for the Company's nominees for directors (including the nominee designated by PMAC). In addition, the transfer of the Convertible Debentures is subject to a right of first refusal in favor of the Company; a holder of the shares issuable upon conversion may not transfer such shares except subject to a right of first refusal in favor of the Company or pursuant to Rule 144 under the Securities Act of 1933. Finally, the holders of the Convertible Debentures and any shares issued upon conversion thereof are subject to certain "standstill" provisions, including a prohibition against acquiring, in the aggregate, more than a 15% interest in the voting securities of the Company.

The address of PMAC, Ltd. and R. Alpert is 15311 Vantage Parkway
West, Suite 315, Houston, Texas 77032.  The address of R. E.
Belfer and R. A. Belfer is 885 Second Avenue, New York, New York
10017.

The information in this footnote and the corresponding information in the above share ownership table was derived from the PMAC Schedule 13D, information provided by PMAC and from the terms of the Convertible Debentures.

                         I.  ELECTION OF DIRECTORS

Nominees for Election as Directors

     Five directors will be elected at the 1995 Annual Meeting to hold office until the next Annual Meeting, and until their successors are duly elected and qualified.

     Set forth in the following table is certain information with respect to each nominee for director. Each of the five nominees is currently a director of the Company and was previously elected by the shareholders.

                           First Became   Principal Occupation
   Name And Age              Director     & Other Directorships

Clifford R. Borland (57)       1981       President and Chief
                                          Executive Officer of
                                          the Company. Director
                                          of The Huntington Bank,
                                          Inc. (Kenton County,
                                          Kentucky) and Kentucky
                                          Electric Steel, Inc.

Patrick J.B. Donnelly (58)     1981       Partner in the law firm
                                          of Niles, Barton and
                                          Wilmer, Baltimore,
                                          Maryland.

John B. Lally (58)             1981       Chairman of the Board
                                          and Chief Executive
                                          Officer of L B
                                          Industries, Inc., a
                                          privately-owned
                                          pipe distributor.

R. Glen Mayfield (53)          1981       President of Mayfield &
                                          Robinson, Inc., an
                                          independent management
                                          and financial
                                          consulting firm.
                                          Director of Suburban
                                          Bancorporation, Inc.

Ronald R. Noel (53)            1981       Vice President,
                                          Secretary and Chief
                                          Administrative Officer
                                          of the Company.
                                          President of Newport.

     Each of the nominees has held the same position or other executive positions with the employers listed above during the past five years, except that Mr. Noel assumed the position of Secretary of the Company in November, 1989 and President of Newport in March, 1994.

     The Articles of Incorporation provide at such time as there are nine or more directors, the Board of Directors may by resolution divide the Board into three classes with the terms of office of each class ending in successive years.

Meetings of the Board

     The Board of Directors met four times during fiscal 1994 (excluding action taken by written consent). Each Director attended 100% of the total number of meetings held by the Board of Directors and the total number of meetings held by each committee of which he was a member during fiscal 1994.

Committees of the Board

     The standing committees of the Board of Directors are the Executive Committee, Audit Committee, Executive Compensation
Committee, Investment Committee and the Stock Option Committee.
There is no nominating committee of the Board.

     During fiscal 1994, the Audit Committee consisted of Messrs. Donnelly (Chairman), Lally and Mayfield. The Audit Committee held three meetings during fiscal 1994. The Audit Committee reviews and approves the Company's annual financial statements and reviews auditing matters. The Audit Committee is also responsible for the selection of the Company's independent public accountants, subject to the approval of the Board, and reviews with representatives of the independent public accountants the scope of their examination, their fees, the results of their examination, and any conditions requiring attention identified by them regarding internal controls.

     During fiscal 1994, the Executive Compensation Committee consisted of Messrs. Mayfield (Chairman), Donnelly and Lally. The Executive Compensation Committee held three meetings during fiscal 1994. The Executive Compensation Committee determines the compensation of the Company's officers, reviews the officers' compensation programs, and monitors the grants made under the Company's various executive benefit plans.

     During fiscal 1994, the Stock Option Committee consisted of Messrs. Lally (Chairman), Donnelly and Mayfield. The Stock Option Committee held one meeting during fiscal 1994. The Stock Option Committee administers the option plans of the Company.

     During fiscal 1994, the Investment Committee consisted of Messrs. Borland (Chairman), Mayfield and Noel. The Investment Committee held one meeting during fiscal 1994. The Investment Committee reviews and administers the Company's investment policies.

Director Compensation

     Directors who are not employees of the Company are paid an annual retainer of $16,000 and $1,000 for each meeting of the Board of Directors attended in excess of four meetings per fiscal year and expenses for attendance at meetings of the Board and Committees. In addition, such outside Directors are paid $750 ($1,000 for Committee Chairmen) for each Committee meeting attended.

Executive Compensation

      The following table presents summary information concerning compensation for each of the last three fiscal years awarded or paid to, or earned by, the Chief Executive Officer and each of the other executive officers for the fiscal year ended September 24, 1994 for services rendered to the Company and its subsidiaries.


                    Summary Compensation Table

                                 Annual Compensation

Name and Principal                              Other Annual
Position               Year   Salary   Bonus   Compensation(1)
Year Options/SAR'sCompensation(1)

Clifford R. Borland    1994  $361,692   $0          (2)
President and Chief    1993   315,921    0          (2)
Executive Officer      1992   310,000    0

Ronald R. Noel         1994  $188,951   $0          (2)
Vice President,        1993   181,328    0          (2)
Secretary and Chief    1992   178,000    0
Administrative
Officer; President
of Newport

John R. Parker(4)      1994  $173,863   $0          (2)
Vice President,        1993   166,022    0          (2)
Treasurer and Chief    1992   163,000    0
Financial Officer

                              Long-Term Compensation

Name and Principal                 Number of       All Other
Position                Year

Clifford R. Borland    1994          41,333            (3)
President and Chief    1993          15,000            (3)
Executive Officer      1992             0




Ronald R. Noel         1994          13,420            (3)
Vice President         1993           9,750            (3)
Secretary and Chief    1992             0
Administrative
Officer; President
of Newport

John R. Parker(4)      1994          13,420            (3)
Vice President,        1993           9,750            (3)
Treasurer and Chief    1992             0
Financial Officer


(1) In accordance with the transitional provisions of the rules on executive officer compensation adopted by the Securities and Exchange Commission, amounts under "Other Annual Compensation" and "All Other Compensation" are excluded for the Company's 1992 fiscal year.

(2) The named executive officers received certain perquisites in fiscal 1994 and 1993, the amount of which did not exceed the lesser of $50,000 or 10% of any such officer's salary and bonus.

(3) Amounts included as "All Other Compensation" consist of insurance premiums made pursuant to the Company's salary continuation program and in connection with certain disability insurance policies. Under the Company's salary continuation program, which the Company funds with insurance policies, the Company will pay certain employees, including the executive officers, upon retirement at or after age 62 an amount ranging from 27% to 42% of his current base salary for life, with payments for a minimum of 10 years either to each participant or his descendants. During fiscal 1994 and 1993, respectively, the Company paid aggregate premiums as follows: $18,933 and $4,733 for Mr. Borland; $3,143 and $9,430 for Mr. Noel; and $10,991 and $2,748 for Mr. Parker. The Company has purchased disability insurance policies for the benefit of certain employees of the Company, including the named executive officers. In the event an insured is disabled for more than 60 days, he will be paid 70% of his base salary during the term of such disability up to age 65. During fiscal 1994 and 1993, respectively, the Company paid aggregate premiums as follows: $12,817 and $11,915 for Mr. Borland; $5,500 and $5,107 for Mr. Noel; and $4,736 and $4,383
for Mr. Parker.

(4) Mr. Parker is 50 years old and has held the same or similar positions with the Company for more than five years.


     The following tables present certain information concerning stock options/SARs granted to and exercised by the executive officers of the Company during fiscal 1994.

             OPTIONS/SAR GRANTS IN LAST FISCAL YEAR

                       Percent
                       of Total
                       Options/
                        SARs
                       Granted
                         to
             Options/  Employ-   Per      Market
               SARs    ees in   Share    Price on
              Granted  Fiscal  Exercise  Date of   Expiration
Name            (1)    Year(2)  Price     Grant      Date

Clifford R.
Borland       41,333    9.7%    $7.25    $7.25    12/01/03

Ronald R.
Noel          13,420    3.2      7.25     7.25    12/01/03

John R.
Parker        13,420    3.2      7.25     7.25    12/01/03


                        Potential Realizable Value at Assumed
                            Annual Rates of Stock Price
                         Appreciation for Option Term(3)

Name                                  5%          10%

Clifford R. Borland                $188,457    $477,588

Ronald R. Noel                       61,188     155,063

John R. Parker                       61,188     155,063


(1) Options/SARs were granted pursuant to the NS Group, Inc. Non-Qualified Stock Option and Stock Appreciation Rights Plan of 1988 (NSO
Plan). The options become exercisable over a five year period in increments of 20% per year beginning with the third anniversary of the date of grant.

(2) The Company granted options representing 424,135 shares to employees in fiscal 1994 (135,085 under the NSO Plan and 289,050 under the Company's Employee Incentive Stock Option Plan).

(3) The amounts shown under these columns are the result of calculations at 5% and 10% rates as required by the Securities and Exchange Commission and are not intended to forecast future appreciation of the stock price of the Company's common stock.

         AGGREGATED OPTION/SAR EXERCISES IN LAST FISCAL
           YEAR AND FISCAL YEAR-END OPTION/SAR VALUES

                               Total Number         Total
                                of Shares         Value of
             No. of             for which        Unexercised,
             Shares            Unexercised       In-the-Money
            Acquired             Options/          Options/
               on               SARs held          SARs held
              Exer-   Value    at September      at September
              cise   Realized     24, 1994         24, 1994(1)

                              Exer-   Unexer-   Exer-    Unexer-
Name                         cisable  cisable  cisable   cisable

Clifford
R. Borland      0     $0      18,200   73,133     $0     $41,250

Ronald
R. Noel         0      0      13,900   36,770      0      26,813

John R.
Parker          0      0      14,700   36,970      0      26,813

(1) In-the-Money Options/SARs are those where the fair market value of the underlying securities at fiscal year end exceed the exercise price of the option or SAR.


Report of the Compensation and Stock Option Committees

     The Company's executive compensation program (the "Program") is administered by the Compensation and Stock Option Committees of the Board of Directors (the "Committees") which are composed of the same individuals, although with different Chairmen.

     The Program has been designed to enable the Company to attract, motivate and retain senior management by providing a competitive total compensation opportunity based on performance. The Program is comprised of three basic elements: base salaries which are competitive within the industry segments the Company operates and which reflect individual performance; annual bonus opportunities which are payable in cash for the achievement of annual financial performance goals established by management of the Company and approved by the Committees; and long-term stock-based incentive opportunities. The Committees believe that both the annual bonus and stock-based incentive opportunities directly strengthen the mutuality of interests between the Company's executive officers and its shareholders. In developing and administering the individual elements of the Program, the Committees strive to balance short and long-term incentive objectives. No executive officer has an employment agreement with the Company because their performance is evaluated annually and long-term incentives are provided pursuant to the Company's stock option plans.

     The Company, under the supervision of the Committees, periodically obtains competitive survey data from a number of sources in connection with the Committees administration and review of the Program. A compensation review was completed in late fiscal 1993 using the services of an outside compensation consulting firm. This review confirmed the Committees belief that the Program is both competitive and effective because it aligns the financial interests of the Company's executive officers with the Company's financial performance and long-term total return to the Company's shareholders. Notwithstanding such conclusion, the Committees continually review the Program and consider modifications in order to further motivate the Company's executive officers.

     A discussion of each of the elements of the Program along with a description of the significant decisions of the Committees with regard to fiscal 1994 compensation is set forth below.

Annual Cash Compensation Program

     Annual total cash compensation for senior management consists of a base salary and the potential for an annual bonus under the Company's Executive Bonus Plan (the "Bonus Plan"). Base salaries are determined by an assessment of salaries paid by companies within the Company's industry segments, executive responsibilities and individual performance. The annual base salaries for the executive officers other than the chief executive officer are determined through an interactive review process between the Committees and Mr. Borland using the above criteria. Mr. Borland's base salary is reviewed and established annually by the Committees. In addition to the criteria described above, the Committees also consider the overall performance of the Company when establishing Mr. Borland's salary. During fiscal 1994, the Committees increased Mr. Borland's base salary by 16.6% in recognition of his contributions over the past fiscal year toward changes in the strategic direction of the Company as well as his overall performance. Such changes included the sale of a principal subsidiary and the positioning of the Company's remaining business for growth in the tubular market segment.

     The Company maintains a Bonus Plan in which the executive officers as well as other key employees are eligible to participate. Under the Bonus Plan, participants may be awarded annual bonuses if the Company and/or its operating subsidiaries meet certain financial performance criteria. Annual bonuses for Mr. Borland and the other executive officers are based upon Company-wide financial performance criteria. The financial criteria for which performance is measured against includes operating margins, return on assets, return on total capital and sales growth. The bonus percentage for Mr. Borland and the other executive officers varies from 0% to 100% of annual salary depending on the levels at which the financial performance criteria are met. Under the Bonus Plan, no bonus was earned by Mr. Borland or the other executive officers in fiscal 1992, 1993 or 1994.

Stock Option Programs

     Long-term incentive awards provided by the Non-Qualified Stock Option and Stock Appreciation Rights Plan of 1988 (the "NSO Plan") are designed to develop and maintain strong management through share ownership. Although eligible to participate in the Company's broad-based 1993 Incentive Stock Option Plan (the "ISO Plan"), no options were granted to executive officers during fiscal 1994 under the ISO Plan.

     Each option granted under the NSO Plan must have an exercise price equal to or greater than 50% of the market price of the Common Stock of the Company on the date of grant. Options granted vest at the rate of 20% per year beginning on and after the third year following the date of grant.

     The number of options granted to executive officers under the NSO Plan are based upon current performance, anticipated future contribution based on that performance, the ability to impact corporate and/or subsidiary business results and comparative industry practices. The size and price of previous option grants and the number of options currently held by an executive are not taken into account in determining the number and price of options granted. In fiscal 1994, Mr. Borland recommended stock options grants for the other executive officers, and the Committees reviewed and approved such awards. With respect to Mr. Borland, the Committees determined the options to be granted for fiscal 1994.

     In addition to granting options under the NSO Plan, the Committees also granted 289,050 stock options to 231 other Company employees under the ISO Plan.

The foregoing report has been furnished by:

The Compensation and Stock Option Committees of the Board of Directors

R. Glen Mayfield (Chair of Compensation Committee)
John B. Lally (Chair of Stock Option Committee)
Patrick J.B. Donnelly

Performance Graph

     The following graph sets forth a comparison of the Company's cumulative total stockholder return from September 30, 1989 through September 30, 1994 with the cumulative total return for the same period measured by the Standard & Poor's 500 Composite Index and the Standard & Poor's Steel Index.

                    1989     1990     1991    1992     1993    1994

NS Group, Inc.      100     98.56    54.41   46.16    81.09   64.87
Standard &
Poor's 500          100     90.76   119.04  132.20   149.39  154.89
Standard & Poor's
Steel Group         100     69.97    90.47   92.17   144.95  186.41

________________________
(1) Assumes $100 invested on September 30, 1989 in the Company's Common Stock, the Standard & Poor's 500 Composite Index and the Standard & Poor's Steel Index.

Compensation Committee Interlocks and Insider Participation

     The Compensation Committee is composed of Messrs. Mayfield, Lally and Donnelly, none of whom has served as an officer or employee of the Company or any of its subsidiaries.

     John B. Lally owns the controlling interest in L B Industries, Inc. The Company sells substantially all of its secondary tubular products to L B Industries, Inc., at prices and on terms substantially equivalent to those offered to other customers. Sales to L B Industries, Inc.
amounted to approximately $11.0 million in fiscal 1994.


Certain Transactions

     On September 27, 1993, the Company repaid an $8 million loan from PMAC made pursuant to a Loan Agreement, dated as of October 4, 1990. The Company funded such repayment with the proceeds of an $8 million capital expenditure loan made to the Company by GECC. Such loan is payable in 28 quarterly installments of principal, together with interest at 8 percent.


                     II.  PROPOSAL TO RATIFY APPOINTMENT OF
                              INDEPENDENT AUDITORS

     The firm of Arthur Andersen LLP has examined the financial statements of the Company since 1981 and the Board of Directors, upon the recommendation of its Audit Committee, wishes to continue the services of this firm for the current fiscal year ending September 30, 1995. A resolution will be presented at the Annual Meeting to ratify the appointment by the Board of Directors of the firm of Arthur Andersen LLP, as independent auditors, to examine the financial statements of the Company for the current fiscal year ending September 30, 1995, and to perform other appropriate accounting services. The Company has been advised that a representative of Arthur Andersen LLP will be present at the Annual Meeting with an opportunity to make a statement if he desires and will be available to respond to questions of the shareholders.


                          III.  SHAREHOLDER PROPOSALS

     Proposals of shareholders intended to be presented at the 1996 Annual Meeting must be received by the Company by August 22, 1995, for inclusion in the Company's Proxy Statement and proxy relating to that meeting. Upon receipt of any such proposal the Company will determine whether or not to include such proposal in the Proxy Statement and proxy in accordance with regulations governing the solicitation of proxies.

     In order for a shareholder to nominate a candidate for director, under the Company's Bylaws timely notice of the nomination must be given to the Company in advance of the meeting. Ordinarily, such notice must be given not less than 60 nor more than 90 days before the meeting (but if the Company gives less than 70 days notice or prior public disclosure of the meeting, then the shareholder must give such notice within 10 days after notice of the meeting is mailed or other public disclosure of the meeting is made). The shareholder filing the notice of nomination must describe various matters regarding the nominee, including matters such as name, address, occupation and shares held.

     In order for a shareholder to bring other business before a shareholder meeting, timely notice must be given to the Company within the time limits described above. Such notice must include a description of the proposed business, the reasons therefor, and other specified matters. These requirements are separate from and in addition to the requirements a shareholder must meet to have a proposal included in the Company's Proxy Statement.

     In each case the notice must be given to the Secretary of the Company, whose address is Ninth and Lowell Streets, Newport, Kentucky 41072. Any shareholder desiring a copy of the Company's Bylaws will be furnished one without charge upon written request to the Secretary.

                         IV.  VOTING AND OTHER MATTERS

     Unless other designation is made, the shares represented by the proxy herein solicited will be voted for the election of the named nominees as directors of the Company and for the ratification of the Board of Directors' appointment of Arthur Andersen LLP as the Company's independent public accountants for its fiscal year ending September 30, 1995, as set forth in the accompanying Notice of Annual Meeting.

     If any of the named nominees for directors should become unavailable for any reason, it is intended that the persons named as proxies in the accompanying form will vote for the election of such other person as the Board of Directors may recommend in place of such nominee. If cumulative voting rights are exercised by any shareholder, the proxies may be voted cumulatively for fewer than all of the Company's nominees in the discretion of the persons voting such proxies.

     The Company knows of no other business other than the matters set forth herein that will be presented to the Annual Meeting. If matters other than those described herein should properly come before the Annual Meeting, the proxies solicited hereby will be voted on such matters in accordance with the judgment of the persons voting such proxies.

     A quorum will exist at the Annual Meeting if a majority of the votes entitled to be cast at the meeting are represented, in person or by proxy, at the Annual Meeting. In voting on matters other than the election of Directors, each shareholder has one vote for each share of stock held. With respect to the election of Directors, shareholders have cumulative voting rights, which means that each shareholder has the number of votes equal to the number of shares held, multiplied by the number of Directors to be elected, and each shareholder may cast the whole number of such votes, either in person or by proxy, for one nominee, or distribute them among two or more nominees.

     The five persons who have been duly nominated to be directors of the Company who receive the most votes shall be elected directors of the Company. Shares represented by proxies which are marked "withhold authority" with respect to the election of any one or more nominees for election as directors, and shares not voted on the election of directors but voted on one or more other matters on proxies returned by brokers, will therefore not directly affect the number of shares needed to elect directors.

     The ratification of the Board of Directors' appointment of Arthur Andersen LLP as the Company's independent public accountants for its fiscal year ending September 30, 1995 requires the affirmative vote of a majority of the shares represented at the meeting and entitled to so vote. Shares represented by proxies which are marked "abstain" on such matter will be counted for the purpose of determining the number of shares represented by proxy at the Meeting for such matter, and shall therefore have the same effect as if the shares represented thereby were voted against such ratification. Shares not voted on the ratification of Arthur Andersen LLP but voted on one or more other matters on proxies returned by brokers will be treated as not represented at the Meeting as to the ratification of the appointment of the Company's accountants for purposes of determining the number of votes needed for approval.

     The approval of any other action properly brought before the Annual Meeting would require the affirmative vote of a majority of the shares represented at the meeting and entitled to so vote. Shares represented by proxies which deny discretionary authority on other matters would be counted for the purpose of determining the number of shares represented by proxy at the Meeting for such other matters for purposes of determining the number of votes needed for approval, and would therefore have the same effect as if the shares represented thereby were voted against any such matter.

                                 RONALD R. NOEL
                                 Secretary

Newport, Kentucky
December 20, 1994
NS GROUP, INC.
Ninth and Lowell Streets
Newport, Kentucky  41072

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

The undersigned hereby appoints C.R. Borland, R.R. Noel, and K.G. Kepley or any of them, as Proxies (acting by a majority or, if only one be present, then that one shall have all of the powers hereunder), each with full power to appoint his substitute, and hereby authorizes them, or any of them, to represent and to vote as designated below, all the shares of Common Stock of NS Group, Inc. held of record by the undersigned on December 12, 1994, at the Annual Meeting of Shareholders on February 16, 1995, or at any adjournment or adjournments thereof.

The Board of Directors Recommend a Vote "FOR all nominees" in Item 1 and "FOR" Item 2.

Item 1.  Election of the following five (5) nominees as Directors:
Clifford R. Borland; Ronald R. Noel; John B. Lally; Patrick J.B.
Donnelly; R. Glen Mayfield:

FOR all nominees listed.            ____

FOR all nominees listed except:

WITHHOLD AUTHORITY to vote for all nominees listed.  ____

Item 2. Ratify the appointment of Arthur Andersen LLP as independent public accountants for fiscal 1995:

FOR        ____

AGAINST    ____

ABSTAIN    ____

Item 3. In their discretion, the proxy holders are authorized to vote upon such other business as may properly come before the meeting; all as described in the Notice of Annual Meeting of Shareholders and accompanying Proxy Statement for such meeting, the receipt of which is hereby acknowledged.

This Proxy when properly executed will be voted in the manner directed herein by the undersigned shareholder. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED "FOR" THE ELECTION OF ALL NOMINEES LISTED IN ITEM 1 AND "FOR" ITEM 2.

Dated:  _________________________
_________________________________
Signature
_________________________________
Signature if held jointly

Please sign exactly as name (or names) appears on this card. When shares are held by joint tenants, both must sign. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.

PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE.